Earnings Per Unit (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		May 16, 2017 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares [1]	Dec. 31, 2015 USD ($) $ / shares shares [1]
Earnings per unit
Profit for the year			$ 112,833	$ 92,469	$ 83,750
Profit attributable to Gaslog's operations	[2]		(18,716)	(15,199)	(18,710)
Partnership's profit			94,117	77,270	65,040
Paid and accrued preference unit distributions			(7,749)
Partnership's profit attributable to unitholders			86,368	77,270	65,040
Earnings per unit (diluted)
Number of Units Issued For Conversion of Subordinated Units to Common Units | shares		9,822,358
Subordinated units to common units conversion ratio		1
Incentive distribution rights
Earnings per unit
Partnership's profit attributable to unitholders	[3]		3,208	4,790	2,405
Common units
Earnings per unit
Partnership's profit attributable to unitholders			$ 76,347	$ 49,886	$ 43,197
Weighted average units outstanding (basic)
Weighted average units outstanding (basic) | shares			36,493,143	22,934,380	18,185,372
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares			$ 2.09	$ 2.18	$ 2.38
Weighted average units outstanding (diluted)
Weighted average units outstanding (diluted) | shares			36,547,545	22,963,214	18,185,372
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares			$ 2.09	$ 2.17	$ 2.38
Subordinated units
Earnings per unit
Partnership's profit attributable to unitholders	[4]		$ 5,085	$ 21,049	$ 18,136
Weighted average units outstanding (basic)
Weighted average units outstanding (basic) | shares	[4]		9,822,358	9,822,358	9,822,358
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares			$ 0.52	$ 2.14	$ 1.85
Weighted average units outstanding (diluted)
Weighted average units outstanding (diluted) | shares	[4]		9,822,358	9,822,358	9,822,358
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares			$ 0.52	$ 2.14	$ 1.85
General partner units
Earnings per unit
Partnership's profit attributable to unitholders			$ 1,728	$ 1,545	$ 1,302
Weighted average units outstanding (basic)
Weighted average units outstanding (basic) | shares			790,819	668,505	571,587
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares			$ 2.18	$ 2.31	$ 2.28
Weighted average units outstanding (diluted)
Weighted average units outstanding (diluted) | shares			790,819	668,505	571,587
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares			$ 2.18	$ 2.31	$ 2.28

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).
[2]	Includes profits of: (i) GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd. for the period prior to their transfer to the Partnership on July 1, 2015, (ii) GAS-seven Ltd. for the period prior to its transfer to the Partnership on November 1, 2016, (iii) GAS-eleven Ltd. for the period prior to its transfer to the Partnership on May 3, 2017, (iv) GAS-thirteen Ltd. for the period prior to its transfer to the Partnership on July 3, 2017 and (v) GAS-eight Ltd. for the period prior to its transfer to the Partnership on October 20, 2017. While such amounts are reflected in the Partnership’s financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfers.
[3]	Represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. GasLog holds the incentive distribution rights following completion of the Partnership’s IPO. The IDRs may be transferred separately from any other interests, subject to restrictions in the Partnership Agreement (please refer to Note 5). Based on the nature of such right, earnings attributable to IDRs cannot be allocated on a per unit basis.
[4]	On May 16, 2017, all 9,822,358 subordinated units converted into common units on a one-for-one basis. As of December 31, 2017, they participated pro rata with all other outstanding common units in distributions of available cash for the three months ended December 31, 2017. Consequently, earnings have been allocated to subordinated units and the weighted average number of subordinated units has been calculated only for the applicable period during which they were entitled to distributions based on the Partnership Agreement, i.e. for the three months ended March 31, 2017.